EXPENSES - SUPPLIES/EMPLOYEE BENEFIT EXPENSE/DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortisation expense [abstract]
Intangible Assets	$ 49,035	$ 60,069	$ 46,981
Depreciation, property, plant and equipment	24,738	24,891	26,683
Depreciation, right-of-use assets	47,481	48,268	47,256
Total	121,254	133,228	120,920
Employee Benefit Expenses
Wages and salaries	798,580	799,613	788,297
Social Security (a)	105,374	108,245	101,911
Supplementary Pension Contributions	1,900	3,279	3,111
Termination benefits	27,004	23,028	24,262
Other welfare costs	155,074	168,503	142,827
Total	1,087,932	1,102,668	1,060,408
Current raw materials and current production supplies [abstract]
Subcontracted Services Expense	20,599	43,774	25,994
Total operating lease expenses recognized in the consolidated income statements (Infrastructure Leases)	27,183	27,500	14,678
Purchases of Materials	5,892	3,746	4,266
Communications	21,505	15,863	11,488
Other	14,463	18,886	15,850
Total	$ 89,642	$ 109,769	$ 72,276